MERRILL LYNCH RETIREMENT PLUSSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A

Supplement dated November 12, 2024

To the

Prospectus dated May 1, 2024

Effective immediately, based on changes to the underlying portfolios, the Appendix: Portfolio Companies Available Under the Policy is revised to reflect the following change:

Portfolio Name	Current Subadvisor	New Subadvisor
Transamerica International Focus VP	Epoch Investment Partners, Inc.	Sands Capital Management, LLC

This Supplement updates certain information in the above referenced prospectus (the ‘‘Prospectus’’). Except as indicated in this Supplement, all other information included in the Prospectus remains unchanged. We will send you another copy of the current Prospectus or any supplement without charge upon request. Please contact our Administrative Office referenced in the Prospectus.

This Supplement must be accompanied or preceded by the applicable Prospectus.

Please read this Supplement carefully and retain it for future reference.